Offerings	Jun. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 2,184,069,612.42
Fee Rate	0.01531%
Amount of Registration Fee	$ 334,381.06
Offering Note
(1)
Capitalized terms used herein but not otherwise defined have the meaning set forth in the Agreement and Plan of Merger (the “Merger Agreement”), dated May 25, 2025, by and between E2open Parent Holdings, Inc. (the “Company”), E2open Holdings, LLC (“Holdings”), WiseTech Global Limited, Emerald Parent Merger Sub Corp. and Emerald Holdings Merger Sub LLC. Estimated solely for the purpose of calculating the filing fee, the aggregate value of the transaction is calculated by adding the number yielded by the calculations described in (A) and the cash payment described in (B) below:

(A)	Multiplying the merger consideration of $3.30 by the following number of securities issued and outstanding as of June 26, 2025:
(1)	312,711,487 shares of Company Class A Common Stock;
(2)	94 shares of Company Series B-1 Common Stock;
(3)	3,372,184 shares of Company Series B-2 Common Stock;
(4)	343,032,617 common units of Holdings; and
(5)	2,627,724 Holdings Series 2 RCUs.

(B)
the $314,062.62 cash payment that would be made to the Registered Holders (as defined in the Warrant Agreement) of issued and outstanding Company Warrants, in accordance with Section 4.4 of the Warrant Agreement, dated as of April 28, 2020, by and between the Company and the Company’s warrant agent therein (“Warrant Agreement”), assuming that (1) each Company Warrant is properly exercised within thirty (30) days following the public disclosure of the consummation of the Company Merger pursuant to a Current Report on
Form 8-K
filed with the U.S. Securities & Exchange Commission, and (2) the transaction is consummated on June 26, 2025 for purposes of calculating the Black-Scholes Warrant Value (as defined in the Warrant Agreement).

(2)	In accordance with Rule 0-11 of the Exchange Act of 1934, as amended, the filing fee was determined by multiplying the aggregate value of the transaction pursuant to (1) above by 0.00015310.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
Capitalized terms used herein but not otherwise defined have the meaning set forth in the Agreement and Plan of Merger (the “Merger Agreement”), dated May 25, 2025, by and between E2open Parent Holdings, Inc. (the “Company”), E2open Holdings, LLC (“Holdings”), WiseTech Global Limited, Emerald Parent Merger Sub Corp. and Emerald Holdings Merger Sub LLC. Estimated solely for the purpose of calculating the filing fee, the aggregate value of the transaction is calculated by adding the number yielded by the calculations described in (A) and the cash payment described in (B) below:

(A)	Multiplying the merger consideration of $3.30 by the following number of securities issued and outstanding as of June 26, 2025:
(1)	312,711,487 shares of Company Class A Common Stock;
(2)	94 shares of Company Series B-1 Common Stock;
(3)	3,372,184 shares of Company Series B-2 Common Stock;
(4)	343,032,617 common units of Holdings; and
(5)	2,627,724 Holdings Series 2 RCUs.

(B)
the $314,062.62 cash payment that would be made to the Registered Holders (as defined in the Warrant Agreement) of issued and outstanding Company Warrants, in accordance with Section 4.4 of the Warrant Agreement, dated as of April 28, 2020, by and between the Company and the Company’s warrant agent therein (“Warrant Agreement”), assuming that (1) each Company Warrant is properly exercised within thirty (30) days following the public disclosure of the consummation of the Company Merger pursuant to a Current Report on
Form 8-K
filed with the U.S. Securities & Exchange Commission, and (2) the transaction is consummated on June 26, 2025 for purposes of calculating the Black-Scholes Warrant Value (as defined in the Warrant Agreement).

(2)	In accordance with Rule 0-11 of the Exchange Act of 1934, as amended, the filing fee was determined by multiplying the aggregate value of the transaction pursuant to (1) above by 0.00015310.